June 13, 2008

By EDGAR Transmission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E., Mail Stop 3720

Washington, DC 20549

Attention: Paul Fischer

Re:	Global BPO Services Corporation
Preliminary Proxy Materials on Form PreM14A
Filed on February 12, 2008
File No. 1-33739

Ladies and Gentlemen:

On behalf of Global BPO Services Corp. (the “Company”), submitted herewith for filing is Amendment No. 3 (“Amendment No. 3”) to the Preliminary Proxy Statement on Schedule 14A (File No. 001-33739) (the “Preliminary Proxy Statement”) filed by the Company with the Securities and Exchange Commission (the “Commission”) on February 12, 2008.

Amendment No. 3 is being filed in response to comments contained in the letter dated May 8, 2008 (the “Letter”) from Larry Spirgel of the Staff (the “Staff”) of the Commission to R. Scott Murray, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer and to reflect the terms of a proposed stock issuance and tender offer. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments and the headings used in the Letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Preliminary Proxy Statement as set forth in Amendment No. 3. Page numbers referred to in the responses reference the applicable pages of Amendment No. 3. For your convenience, the Company is also providing you supplementally with a copy of Amendment No. 3 marked to show the changes made to the Preliminary Proxy Statement.

On behalf of the Company, we advise you as follows:

Securities and Exchange Commission

June 13, 2008

Risk Factors, page 33

A substantial portion of Stream’s revenues is generated from a limited number of clients, and the loss of any or more of these clients would materially reduce Stream’s revenues and cash flow and adversely affect Stream’s business., page 41

1.	We note your response to prior comment 2. As your risk factor illustrates, Stream’s business is materially dependent on the revenues generated from its top three clients, insofar as these revenues in aggregate account for over 40% of Stream’s revenues annually. In the company’s future annual reports, Item 101 of Regulation S-K will require the identification of such customers, and investors are entitled to know the identities of these clients based upon the material amount of revenues attributed to each, regardless of whether the company is contractually bound not to disclose. Please revise to disclose the identity of each of the three clients.

Response:	The Company has revised the disclosure on page 47 of Amendment No. 3 in response to the Staff’s comments.

Compensation Discussion and Analysis, page 123

Elements of Compensation, page 124

2.	You have not provided specific enough information for investors to understand how Stream determined the amounts paid as non-equity incentive plan compensation for 2007. We note your disclosure on page 125 that Stream’s annual bonus “has been measured principally on Stream’s EBITDA,” and that “the use of such target fits with Stream’s shorter and longer term business plans and allows it to measure the executive group’s performance that it believes can be set in a reasonable manner.” Please revise to identify the EBIDTA targets for 2007 and discuss why the amounts awarded varied among Stream’s named executive officers.

Response:	The Company has revised the disclosure on page 155 of Amendment No. 3 in response to the Staff’s comments.

Compensation Information, page 127

3.	We note disclosure on pages 126 and 127 that Stream has “conducted extensive formal market analysis” and “reviewed subscription based compensation data and publicly available compensation information” about other comparable companies in the CRM industry. We also note that the company does not benchmark any of its elements of compensation. Please revise to briefly discuss the results of Stream’s market analysis and review, and clarify how Stream uses this data to ensure that its compensation is competitive.

Securities and Exchange Commission

June 13, 2008

Response:	The Company has revised the disclosure on page 157 of Amendment No. 3 in response to the Staff’s comments.

* * *

If you require additional information, please telephone either the undersigned at the telephone number indicated on the first page of this letter, or Brian B. Margolis of this firm at (212) 937-7239.

Very truly yours,

/s/ Mark G. Borden

Mark G. Borden

cc:	R. Scott Murray (Global BPO Services Corp.)

Brian B. Margolis (Wilmer Cutler Pickering Hale and Dorr LLP)